Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt
As at December 31, 2017 and 2016, we had the following debt:

(In US$ millions), unless stated otherwise	December 31, 2017	December 31, 2016
Secured credit facilities
$1,500 million facility (1)	1,112	1,219
$1,350 million facility (1)	931	1,046
$2,000 million facility (NADL) (1)	897	1,033
$1,750 million facility (Sevan Drilling) (1)	856	945
$950 million facility (1)	558	622
$1,450 million facility (1)	318	353
$450 million Eminence facility (1)	261	278
$360 facility (Asia Offshore Drilling)	210	237
$300 million facility (1)	142	162
$400 million facility (1)	133	190
$450 million facility (2015) (1)	101	175
$440 million facility (1)	62	190
Total secured credit facilities	5,581	6,450

Ship Finance Loans
$390 million facility (SFL Deepwater)	226	248
$375 million facility (SFL Hercules)	251	279
$475 million facility (SFL Linus)	309	356
Total Ship Finance Loans	786	883

Unsecured bonds
$1,000 million bond (2)	843	843
NOK1,800 million bond (2)	231	210
$500 million bond (2)	479	479
NOK1,500 million bond (NADL) (2)	182	165
$ 600 million bond (NADL) (2)	413	413
SEK 1,500 million bond (2)	186	165
Total unsecured bonds	2,334	2,275

Total debt principal	8,701	9,608
Less: Debt balance held as subject to compromise	(7,705)	—
Debt balance not subject to compromise	996	9,608
Less: current interest bearing debt not subject to compromise	(511)	(3,230)
Long-term interest bearing debt not subject to compromise	485	6,378

(1)	Denotes impaired secured credit facilities that were reclassified to "Liabilities subject to compromise" on September 12, 2017

(2)	Denotes unsecured bonds that were reclassified to "Liabilities subject to compromise" on September 12, 2017

Schedule of Debt Issuance Costs Against Current and Long-Term Debt
Details of the debt issuance costs netted against the non-impaired current and long-term debt for each of the periods presented are shown below.

	Outstanding balance as at December 31, 2017
(In US$ millions)	Principal outstanding	Less: Debt issuance costs	Total debt
Debt due within one year	511	(2)	509
Long-term debt	485	—	485
Debt held as subject to compromise	7,705	—	7,705
Total	8,701	(2)	8,699

	Outstanding debt as at December 31, 2016
(In US$ millions)	Principal outstanding	Less: Debt issuance costs	Total debt
Debt due within one year	3,230	(35)	3,195
Long-term debt	6,378	(59)	6,319
Total	9,608	(94)	9,514

Outstanding Debt
The outstanding debt as at December 31, 2017 is repayable as follows:

(In US$ millions)	December 31, 2017
2018	511
2019	485
Total debt principal (1)	996

(1)	Excludes impaired secured debt and unsecured bonds held within "Liabilities subject to compromise"